Summary of Activities Regarding Stock Acquisition Rights Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Number of shares
Exercised	134,800	0	1,500
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	19,081,800
Granted	1,994,200
Exercised	134,800
Forfeited or expired	3,151,300
Outstanding at end of the fiscal year	17,789,900	19,081,800
Exercisable at end of the fiscal year	13,978,300
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,124
Granted	¥ 2,006
Exercised	¥ 1,483
Forfeited or expired	¥ 3,670
Outstanding at end of the fiscal year	¥ 3,094	¥ 3,124
Exercisable at end of the fiscal year	¥ 3,488
Weighted-average remaining life
Outstanding at end of the fiscal year	5 years 5 months 19 days
Exercisable at end of the fiscal year	4 years 5 months 27 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 1,841
Exercisable at end of the fiscal year	¥ 492